Schedule of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%
Discount rate	4.67%	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	4.50%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	4.25%
Discount rate	4.25%	3.83%	4.42%